Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	£ (223)	£ (88)
Adoption of IFRS 9 (see Note 1)		68
Beginning Balance, After adoption of IFRS 9		(20)
Income statement (charge)/credit	(39)	(11)
Transfers/reclassifications	0	(20)
Credited/(charged) to other comprehensive income	113	(172)
Ending Balance	(149)	(223)
Fair Value of Financial Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(51)	(41)
Beginning Balance, After adoption of IFRS 9		(41)
Income statement (charge)/credit	(1)	(10)
Transfers/reclassifications	0
Credited/(charged) to other comprehensive income	0
Ending Balance	(52)	(51)
Pension Remeasurement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(183)	(41)
Beginning Balance, After adoption of IFRS 9		(41)
Income statement (charge)/credit	(44)	(24)
Transfers/reclassifications	0
Credited/(charged) to other comprehensive income	131	(118)
Ending Balance	(96)	(183)
Cash Flow Hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(43)	3
Beginning Balance, After adoption of IFRS 9		3
Income statement (charge)/credit	0
Transfers/reclassifications	22
Credited/(charged) to other comprehensive income	(37)	(46)
Ending Balance	(58)	(43)
Available-for-Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(26)
Adoption of IFRS 9 (see Note 1)		26
Fair value reserve [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(13)
Adoption of IFRS 9 (see Note 1)		(26)
Beginning Balance, After adoption of IFRS 9		(26)
Income statement (charge)/credit	0
Transfers/reclassifications	5
Credited/(charged) to other comprehensive income	0	13
Ending Balance	(8)	(13)
Tax Losses Carried Forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	20	25
Beginning Balance, After adoption of IFRS 9		25
Income statement (charge)/credit	(7)	(5)
Transfers/reclassifications	0
Credited/(charged) to other comprehensive income	0
Ending Balance	13	20
Accelerated Tax Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(6)	(4)
Beginning Balance, After adoption of IFRS 9		(4)
Income statement (charge)/credit	23
Transfers/reclassifications	0	(2)
Credited/(charged) to other comprehensive income	0
Ending Balance	17	(6)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	53	(4)
Adoption of IFRS 9 (see Note 1)		68
Beginning Balance, After adoption of IFRS 9		64
Income statement (charge)/credit	(10)	28
Transfers/reclassifications	(27)	(18)
Credited/(charged) to other comprehensive income	19	(21)
Ending Balance	£ 35	£ 53